ADMINISTRATIVE EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Administrative Expenses [Abstract]
Repair and maintenance		S/ 414,784	S/ 423,219	S/ 387,222
Publicity		304,119	300,401	273,881
Taxes and contributions		259,523	270,932	249,474
Rental		230,257	226,301	214,012
Consulting and professional fees		206,224	183,751	177,145
Transport and communications		176,273	188,444	195,118
Sundry supplies		49,935	45,878	46,027
Others	[1]	517,708	455,752	452,923
Total		S/ 2,158,823	S/ 2,094,678	S/ 1,995,802

[1]	The balance is made up mainly of security and protection, cleaning service, representation expenses, light and water, insurance expenses, subscription expenses, Agentes BCP commission expenses.